Redeemable Common Stock	12 Months Ended
Dec. 31, 2011
Redeemable Common Stock
Redeemable Common Stock

16. Redeemable Common Stock

Pursuant to a subscription agreement, in January and February 2008, the Company issued 693,000 and 900,000 shares of common stock to investors, respectively, at $7.22 per share, for gross proceeds of $11.5 million. The redemption right of the redeemable common stock would terminate upon an effective registration statement filed by the Company under the Securities Act of 1933 in connection with a public stock offering. The redemption rights of the redeemable common stock terminated on September 29, 2009 in connection with the IPO. At December 31, 2009, 2010 and 2011, the Company had no redeemable common stock outstanding.